Income Tax - Schedule of provision for income tax (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal							$ 45,874,000	$ 21,399,000	$ 52,748,000
State							11,311,000	11,742,000	9,656,000
Foreign							12,231,000	12,140,000	5,888,000
Total current tax expense							69,416,000	45,281,000	68,292,000
Deferred:
Federal							(53,314,000)	(164,208,000)	(421,919,000)
State							(11,055,000)	(48,653,000)	(9,800,000)
Foreign							(3,694,000)	(754,000)	4,621,000
Income tax expense							(68,063,000)	(213,615,000)	(427,098,000)
Income tax benefit / (expense)	$ 3,623,000	$ (3,968,000)			$ (8,714,000)	$ (4,277,000)	$ 1,353,000	$ (168,334,000)	$ (358,806,000)
Predecessor Company
Current:
Federal				$ 730,672
State				0
Deferred:
Federal				58,712
State				0
Change in valuation allowance				(58,712)
Income tax expense				730,672
Income tax benefit / (expense)	$ (3,269)	$ 345,918	$ 345,918	$ 730,672	$ 326,633